Trade Accounts and Other Payables - Summary of Trade Accounts and Other Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Text Block [Abstract]
Accounts and notes payables	¥ 2,953,716	¥ 2,354,425	¥ 2,674,520
Other payables	1,092,223	1,143,605	1,181,613
Total	¥ 4,045,939	¥ 3,498,029	¥ 3,856,133